Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent events
Subsequent events

32 Subsequent events

In December 2018, an internal decision was taken to close two biologics manufacturing sites in Colorado, USA. The Group assessed the recoverable value of the site assets including Property, plant and equipment and inventory, and have recorded an impairment of $252m within land and buildings and a provision against inventories of $75m at 31 December 2018. The announcement to those impacted of these closures was made subsequent to year end.

On 10 January 2019, the Company entered into a floating rate $500m committed bank loan agreement, which was drawn in full on 4 February 2019. The loan is repayable in December 2019 although can be partially or fully repaid in advance but, in that event, is not available to be redrawn.

On 23 January 2019, AstraZeneca completed the sale of its US rights to Synagis, and of a right to participate in the payments from the US profits and losses for MEDI8897, to Swedish Orphan Biovitrum AB (Sobi). Under the terms of the agreement, AstraZeneca has received total upfront consideration including cash of $966m and ordinary shares in Sobi with an initial fair value of c.$600m, equating to an ownership interest of 8%. The majority of consideration is attributable to the sale of US rights to Synagis.

Consideration attributable to the sale of US rights to Synagis will be treated as Other operating income and expense in the Group in 2019, net of the derecognition of $893m of the related intangible asset, which has been transferred to assets held for sale at 31 December 2018.

The right to participate in payments from the US profits and losses for MEDI8897 will be treated as a financial liability at amortised cost, recognised initially at fair value. The valuation of this financial liability was not finalised at the date of signing of these Financial Statements. Any difference between the amount of consideration received and the fair value recognised will be recognised within Other operating income and expense in 2019.